Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,375,110	$ 4,550,008
Fair value	4,530,344	4,917,725
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	76,070	115,747
Gross unrealized gains	9,394	12,310
Gross unrealized losses		(5)
Fair value	85,464	128,052
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	615,511	615,231
Gross unrealized gains	88,530	114,177
Gross unrealized losses	(118)	(75)
Fair value	703,923	729,333
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,505,786	3,570,015
Gross unrealized gains	118,034	236,659
Gross unrealized losses	(69,959)	(10,943)
Fair value	3,553,861	3,795,731
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	128,926	166,043
Gross unrealized gains	7,896	13,722
Fair value	136,822	179,765
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	14,134	20,666
Gross unrealized gains	969	1,303
Gross unrealized losses	(24)	(14)
Fair value	15,079	21,955
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	6,142	11,855
Gross unrealized gains	197	25
Gross unrealized losses	(2)	(472)
Fair value	6,337	11,408
ABS
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	19,906	41,725
Gross unrealized gains		210
Gross unrealized losses	(18)	(127)
Fair value	19,888	41,808
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,635	8,726
Gross unrealized gains	335	947
Fair value	8,970	9,673
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,375,110	4,550,008
Gross unrealized gains	225,355	379,353
Gross unrealized losses	(70,121)	(11,636)
Fair value	$ 4,530,344	$ 4,917,725